11. COMMON STOCK	9 Months Ended
Sep. 30, 2014
Equity [Abstract]
11. COMMON STOCK

NOTE 11. COMMON STOCK

        The Company had the following equity transactions during the nine months ended September 30, 2014:

        During January 2014, the Company issued 41,667 shares of its common stock to investors for $312,500.

        On March 10, 2014, a holder of a warrant exercised the warrant on a cashless basis resulting in the issuance of 5,339 shares of the Company's common stock. The warrant price was $1.50 per share.

        On March 17, 2014, the Company issued 16,667 shares of its common stock to a consultant in exchange for services. The shares were valued at $129,500 and were expensed as selling, general and administrative expenses during the three months ended March 31, 2014.

        During April 2014, the Company issued 17,334 shares of its common stock to investors for $130,000.

        On June 17, 2014, the Company issued 100,000 shares of its common stock and warrants to purchase 116,667 shares of common stock to an investor for $750,000. The warrant exercise price was $4.50 per share. The warrants expire on December 31, 2015.

        On August 29, 2014, the Company issued 13,334 shares of its common stock and warrants to purchase 15,467 shares of common stock to an investor for $100,000. The warrant exercise prices was $4.50 per share. The warrants expire on December 31, 2015.

        On September 3, 2014, the Company issued 26,667 shares of its common stock and warrants to purchase 30,934 shares of common stock to an investor for $200,000. The warrant exercise price was $4.50 per share. The warrants expire on December 31, 2015.

        A summary of the warrants issued as of September 30, 2014 were as follows:

	September 30, 2014
	Shares	Weighted Average Exercise Price
Outstanding at 12/31/13	982,363	$7.41
Issued	163,067	$4.50
Exercised	(6,667)	$1.50
Forfeited	—	$—
Expired	—	$—

Outstanding at end of period	1,138,763	$7.02

Exerciseable at end of period	1,138,763

        A summary of the status of the warrants outstanding as of September 30, 2014 is presented below:

	September 30, 2014
Number of Warrants	Weighted Average Remaining Life	Weighted Average Exercise Price	Shares Exerciseable	Weighted Average Exercise Price
693,437	1.72	$2.22	693,437
445,326	1.68	$14.55	445,326

1,138,763		$7.02	1,138,763	$7.02

        Warrants convertible into 693,437 shares of Company common stock were "in the money" as the exercise price was less than the fair market value of a share of common stock on September 30, 2014. The intrinsic value of these warrants was $1,632,717 at September 30, 2014.

Authorization of Reverse Split

        The Company's board of directors and majority shareholders approved an amendment to the Company's articles of incorporation to effect a reverse stock split of the Company's common stock at a ratio between 1-for-2 and 1-for-3. The Company's shareholders further authorized the board of directors to determine the ratio at which the reverse stock split would be effected. On October 2, 2014, the Company's board of directors authorized that the ratio of the reverse split be set at 1-for-3. On December 16, 2014, the Company amended its articles of incorporation to effect the reverse stock split at a ratio of 1-for-3. All the relevant information relating to numbers of shares and per share information contained in these consolidated financial statements has been retrospectively adjusted to reflect the reverse stock split for all periods presented.